SCHEDULE OF WARRANT ACTIVITY (Details) - USD ($)	3 Months Ended		9 Months Ended
	Jul. 31, 2023	Apr. 30, 2023	Jul. 31, 2023
Initial Public Offering
Number of warrants outstanding, beginning	3,419,451
Weighted average, exercise price, beginning	$ 1.00
Weighted average remaining life in years	3 years	2 years 9 months 18 days	3 years
Intrinsic value, beginning
Number of warrants issued	489,893		3,909,344
Weighted average, exercise price, issued	$ 0.80		$ 1.00
Weighted average remaining life in years, issued	2 years 8 months 12 days		3 years 1 month 6 days
Number of warrants exercised	(2,449,466)		(2,449,466)
Weighted average, exercise price, exercised	$ 0.98		$ 0.98
Weighted average remaining life in years, exercised
Number of warrants cancelled
Weighted average, exercise price, cancelled
Number of warrants expired
Weighted average, exercise price, expired
Number of warrants outstanding, ending	1,459,878	3,419,451	1,459,878
Weighted average, exercise price, ending	$ 1.03	$ 1.00	$ 1.03
Intrinsic value, ending	$ 318,000		$ 318,000
Warrants outstanding, exercisable	1,459,878		1,459,878
Weighted average, exercise price, exercisable	$ 1.03		$ 1.03
Weighted average remaining life in years, exercisable	3 years		3 years
Intrinsic value, exercisable ending	$ 318,000		$ 318,000